Note 7 - Available-for-sale Equity Securities: Schedule of Available-for-sale Securities Reconciliation (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Tables/Schedules
Schedule of Available-for-sale Securities Reconciliation
	March 31,	September 30,
	2017	2016
Shares	2,272,800	3,000,000
Cost	$ 168,869	$ 222,900
Unrealized Gain	103,867	197,100
Fair Value	$ 272,736	$ 420,000

September 30,
2016
Cost	$ 222,900
Unrealized Gain	197,100
Fair Value	$ 420,000